Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt [Text Block]
7. DEBT
Short-Term Debt
Our primary source of short-term funds is from the sale of commercial paper and bank loans. In addition to issuing commercial paper or bank loans to meet seasonal working capital requirements, short-term debt is used temporarily to fund capital requirements. Commercial paper and bank loans are periodically refinanced through the sale of long-term debt or equity securities. Our commercial paper program is supported by one or more committed credit facilities.

At December 31, 2017 and 2016, total short-term debt outstanding was $54.2 million and $53.3 million, respectively, which was comprised entirely of commercial paper. The weighted average interest rate at December 31, 2017 and 2016 was 1.9% and 0.8%, respectively.

The carrying cost of our commercial paper approximates fair value using Level 2 inputs, due to the short-term nature of the notes. See Note 2 for a description of the fair value hierarchy. At December 31, 2017, our commercial paper had a maximum remaining maturity of 11 days and an average remaining maturity of 6 days.

We have a $300.0 million credit agreement, with a feature that allows us to request increases in the total commitment amount up to a maximum amount of $450.0 million. The maturity of the agreement is December 20, 2019. We have a letter of credit of $100.0 million. Any principal and unpaid interest owed on borrowings under the agreement is due and payable on or before the expiration date. There were no outstanding balances under the agreement and no letters of credit issued or outstanding at December 31, 2017 and 2016.

The credit agreement requires that we maintain credit ratings with Standard & Poor’s (S&P) and Moody’s Investors Service, Inc. (Moody’s) and notify the lenders of any change in our senior unsecured debt ratings or senior secured debt ratings, as applicable, by such rating agencies. A change in our debt ratings is not an event of default, nor is the maintenance of a specific minimum level of debt rating a condition of drawing upon the credit facility. However, interest rates on any loans outstanding under the credit facility are tied to debt ratings, which would increase or decrease the cost of any loans under the credit facility when ratings are changed.

The credit agreement also requires us to maintain a consolidated indebtedness to total capitalization ratio of 70% or less. Failure to comply with this covenant would entitle the lenders to terminate their lending commitments and accelerate the maturity of all amounts outstanding. We were in compliance with this covenant at December 31, 2017 and 2016.

Long-Term Debt
The issuance of FMBs, which includes our medium-term notes, under the Mortgage and Deed of Trust (Mortgage) is limited by eligible property, adjusted net earnings, and other provisions of the Mortgage. The Mortgage constitutes a first mortgage lien on substantially all of our utility property.

Maturities and Outstanding Long-Term Debt
Retirement of long-term debt for each of the 12-month periods through December 31, 2022 and thereafter are as follows:

In thousands
Year
2018	$97,000
2019	30,000
2020	75,000
2021	60,000
2022	—
Thereafter	524,700

The following table presents our debt outstanding as of December 31:

In thousands	2017	2016
First Mortgage Bonds
7.000 % Series B due 2017	$—	$40,000
1.545 % Series B due 2018	75,000	75,000
6.600 % Series B due 2018	22,000	22,000
8.310 % Series B due 2019	10,000	10,000
7.630 % Series B due 2019	20,000	20,000
5.370 % Series B due 2020	75,000	75,000
9.050 % Series A due 2021	10,000	10,000
3.176 % Series B due 2021	50,000	50,000
3.542 % Series B due 2023	50,000	50,000
5.620 % Series B due 2023	40,000	40,000
7.720 % Series B due 2025	20,000	20,000
6.520 % Series B due 2025	10,000	10,000
7.050 % Series B due 2026	20,000	20,000
3.211 % Series B due 2026	35,000	35,000
7.000 % Series B due 2027	20,000	20,000
2.822 % Series B due 2027	25,000	—
6.650 % Series B due 2027	19,700	19,700
6.650 % Series B due 2028	10,000	10,000
7.740 % Series B due 2030	20,000	20,000
7.850 % Series B due 2030	10,000	10,000
5.820 % Series B due 2032	30,000	30,000
5.660 % Series B due 2033	40,000	40,000
5.250 % Series B due 2035	10,000	10,000
4.000 % Series B due 2042	50,000	50,000
4.136 % Series B due 2046	40,000	40,000
3.685 % Series B due 2047	75,000	—
	786,700	726,700
Less: Current maturities	97,000	40,000
Total long-term debt	$689,700	$686,700

First Mortgage Bonds
We issued $100.0 million of FMBs in September 2017 consisting of $25.0 million with a coupon rate of 2.822% and maturity date in 2027 and $75 million with a coupon rate of 3.685% and maturity date in 2047.

Retirements of Long-Term Debt
We redeemed $40.0 million of FMBs with a coupon rate of 7.000% in August 2017.

Fair Value of Long-Term Debt
Our outstanding debt does not trade in active markets. We estimate the fair value of our debt using utility companies with similar credit ratings, terms, and remaining maturities to our debt that actively trade in public markets. These valuations are based on Level 2 inputs as defined in the fair value hierarchy. See Note 2.

The following table provides an estimate of the fair value of our long-term debt, including current maturities of long-term debt, using market prices in effect on the valuation date:

	December 31,
In thousands	2017	2016
Gross long-term debt	$786,700	$726,700
Unamortized debt issuance costs	(6,813)	(7,377)
Carrying amount	$779,887	$719,323
Estimated fair value	$853,339	$793,339